Segment And Geographic Information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment and Geographic Information
28.    Segment and Geographic Information
Operating segments are defined as components of an enterprise that engage in business activity from which revenues are earned and expenses incurred for which discrete financial information is available that is evaluated regularly by our chief operating decision maker in deciding how to allocate resources and in assessing performance.
We report our results of operations on a line-of-business basis through four operating segments - North American Automotive Finance operations, International Automotive Finance operations, Insurance operations, and Mortgage operations, with the remaining activity reported in Corporate and Other. The operating segments are determined based on the products and services offered and geographic considerations, and reflect the manner in which financial information is currently evaluated by management. The following is a description of each of our reportable operating segments.
North American Automotive Finance operations — Provides automotive financing services to consumers and automotive dealers in the United States and Canada and includes the automotive activities of Ally Bank and ResMor Trust. For consumers, we offer retail automotive financing and leasing for new and used vehicles, and through our commercial automotive financing operations, we fund dealer purchases of new and used vehicles through wholesale or floorplan financing.
International Automotive Finance operations — Provides automotive financing and full-service leasing to consumers and dealers outside of the United States and Canada. Our International Automotive Finance operations will focus the majority of new originations in five core international markets: Germany, the United Kingdom, Brazil, Mexico, and China through our joint venture.
Insurance operations — Offers consumer and commercial insurance products sold primarily through the dealer channel including vehicle service contracts, commercial insurance coverage in the United States (primarily covering dealers' wholesale vehicle inventory), and personal automobile insurance in certain countries outside the United States.
Mortgage operations —The principal activities include originating, purchasing, selling, and securitizing conforming and government-insured residential mortgage loans in the United States; servicing residential mortgage loans for ourselves and others; and providing collateralized lines of credit to other mortgage originators, which we refer to as warehouse lending. We also originate high-quality prime jumbo mortgage loans in the United States. We finance our mortgage loan originations primarily in Ally Bank in the United States. As of December 31, 2011, our Mortgage operations include ResCap. On May 13, 2012, ResCap filed for relief under Chapter 11 of the Bankruptcy Code in the United States. As a result of the bankruptcy filing, beginning in the second quarter of 2012, ResCap was deconsolidated from our financial statements.
Our Mortgage operations also include noncore business activities including discontinued operations, portfolios in runoff, and our mortgage reinsurance business. These activities, all of which we have discontinued, included, among other things: lending to real estate developers and homebuilders in the United States and United Kingdom; and purchasing, selling, and securitizing nonconforming residential mortgage loans (with the exception of U.S. prime jumbo mortgage loans) in both the United States and internationally.
Corporate and Other primarily consists of our centralized corporate treasury and deposit gathering activities, such as management of the cash and corporate investment securities portfolios, short- and long-term debt, retail and brokered deposit liabilities, derivative instruments, the amortization of the discount associated with new debt issuances and bond exchanges, most notably from the December 2008 bond exchange, and the residual impacts of our corporate funds-transfer pricing (FTP) and treasury asset liability management (ALM) activities. Corporate and Other also includes our Commercial Finance Group, certain equity investments, and reclassifications and eliminations between the reportable operating segments.
We utilize an FTP methodology for the majority of our business operations. The FTP methodology assigns charge rates and credit rates to classes of assets and liabilities based on expected duration and the LIBOR swap curve plus an assumed credit spread. Matching duration allocates interest income and interest expense to these reportable segments so their respective results are insulated from interest rate risk. This methodology is consistent with our ALM practices, which includes managing interest rate risk centrally at a corporate level. The net residual impact of the FTP methodology is included within the results of Corporate and Other.
The information presented in our reportable operating segments and geographic areas tables that follow are based in part on internal allocations, which involve management judgment.
Change in Reportable Segment Information
Beginning in the second quarter of 2012, we began presenting our mortgage business activities under one reportable operating segment, Mortgage operations. Previously our Mortgage operations were presented as two reportable operating segments, Origination and Servicing operations and Legacy Portfolio and Other operations. The new presentation is consistent with the organizational alignment of the business and management's current view of the mortgage business.
Financial information for our reportable operating segments is summarized as follows.

	Global Automotive Services
Year ended December 31, ($ in millions)	North American Automotive Finance operations	International Automotive Finance operations (b)	Insurance operations	Mortgage operations (a)	Corporate and Other (c)	Consolidated (d)
2011
Net financing revenue (loss)	$3,155	$662	$93	$259	$(1,694)	$2,475
Other revenue	433	239	1,774	960	190	3,596
Total net revenue (loss)	3,588	901	1,867	1,219	(1,504)	6,071
Provision for loan losses	93	65	—	150	(89)	219
Other noninterest expense	1,389	626	1,460	1,818	492	5,785
Income (loss) from continuing operations before income tax expense	$2,106	$210	$407	$(749)	$(1,907)	$67
Total assets	$96,971	$15,505	$8,036	$33,906	$29,641	$184,059
2010
Net financing revenue (loss)	$3,321	$654	$98	$640	$(2,099)	$2,614
Other revenue (loss)	690	240	2,142	1,998	(42)	5,028
Total net revenue (loss)	4,011	894	2,240	2,638	(2,141)	7,642
Provision for loan losses	286	54	—	144	(42)	442
Other noninterest expense	1,381	635	1,678	1,841	526	6,061
Income (loss) from continuing operations before income tax expense	$2,344	$205	$562	$653	$(2,625)	$1,139
Total assets	$81,893	$15,979	$8,789	$36,786	$28,561	$172,008
2009
Net financing revenue (loss)	$3,074	$707	$191	$650	$(2,460)	$2,162
Other revenue (loss)	757	116	1,953	274	940	4,040
Total net revenue (loss)	3,831	823	2,144	924	(1,520)	6,202
Provision for loan losses	611	230	—	4,271	491	5,603
Other noninterest expense	1,596	695	1,823	2,915	479	7,508
Income (loss) from continuing operations before income tax expense	$1,624	$(102)	$321	$(6,262)	$(2,490)	$(6,909)
Total assets	$68,282	$21,802	$10,614	$38,894	$32,714	$172,306

(a)	Represents the ResCap legal entity and the mortgage activities of Ally Bank.

(b)	Amounts include intra-segment eliminations between our North American Automotive Finance operations, International Automotive Finance operations, and Insurance operations.

(c)	At December 31, 2011, 2010 and 2009, total assets were $1.2 billion, $1.6 billion, and $3.3 billion for the Commercial Finance Group, respectively.

(d)	Net financing revenue after the provision for loan losses totaled $2.3 billion, $2.2 billion, and $(3.4) billion in 2011, 2010 and 2009, respectively.
Information concerning principal geographic areas was as follows.

Year ended December 31, ($ in millions)	Revenue (a)(b)	Income (loss) from continuing operations before income tax expense (a)(c)	Net income (loss) (a)(c)	Identifiable assets (a)(d)	Long-lived assets (e)
2011
Canada	$842	$483	$436	$15,156	$282
Europe (f)	416	201	175	9,976	92
Latin America	921	184	104	7,647	30
Asia	83	80	69	292	—
Total foreign	2,262	948	784	33,071	404
Total domestic (g)	3,809	(881)	(941)	150,470	9,236
Total	$6,071	$67	$(157)	$183,541	$9,640
2010
Canada	$869	$439	$402	$17,321	$1,522
Europe (f)	583	316	278	11,321	406
Latin America	869	170	164	6,917	35
Asia	54	57	7	202	—
Total foreign	2,375	982	851	35,761	1,963
Total domestic (g)	5,267	157	224	135,722	7,541
Total	$7,642	$1,139	$1,075	$171,483	$9,504
2009
Canada	$631	$198	$148	$17,885	$3,985
Europe (f)	650	79	(86)	15,555	906
Latin America	709	116	163	6,574	33
Asia	(33)	(2)	9	1,506	8
Total foreign	1,957	391	234	41,520	4,932
Total domestic (g)	4,245	(7,300)	(10,532)	130,260	11,399
Total	$6,202	$(6,909)	$(10,298)	$171,780	$16,331

(a)
The 2010 and 2009 balances for Asia and domestic were reclassified to conform with the 2011 presentation. These reclassifications have no impact to our consolidated financial position or results of operations.

(b)	Revenue consists of net financing revenue and total other revenue as presented in our Consolidated Statement of Income.

(c)	The domestic amounts include original issue discount amortization of $925 million, $1.2 billion, and $1.1 billion for the years ended December 31, 2011, 2010, and 2009, respectively.

(d)	Identifiable assets consist of total assets excluding goodwill.

(e)	Long-lived assets consist of investment in operating leases, net, and net property and equipment.

(f)	Amounts include eliminations between our foreign operations.

(g)	Amounts include eliminations between our domestic and foreign operations.